Inventories (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Growing crops	$ 3,275,000	$ 2,605,891
Raw materials	1,597,000	781,222
Finished goods	31,000	0
Total inventories, net	$ 4,903,000	$ 3,387,113